CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - BRL (R$) R$ in Thousands		Issued capital [member]	Capital reserve [member]	Other equity transaction [member]	Treasury shares [member]	Reserve of exchange differences on translation [member]	Reserve of gains and losses on remeasuring available-for-sale financial assets [member]	Reserve of cash flow hedges [member]	Reserve of remeasurements of defined benefit plans [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2018		R$ 12,460,471	R$ 141,834	R$ (26,480)	R$ (56,676)	R$ (752,815)	R$ (98,451)	R$ (396,165)	R$ (28,088)	R$ (4,279,003)	R$ 6,964,627	R$ 567,150	R$ 7,531,777
Comprehensive income (loss)
Losses on foreign currency translation of foreign operations						626,254					626,254	(30,666)	595,588
Losses on net investment hedge						(66,818)					(66,818)		(66,818)
Marketable securities at FVTOCI - changes in fair value	[1]						50,412				50,412		50,412
Unrealized losses in cash flow hedge								39,444			39,444		39,444
Actuarial gains (losses) on pension and post-employment plans									(118,123)		(118,123)	(1,786)	(119,909)
Income for the year										162,684	162,684	(160)	162,524
SUB-TOTAL COMPREHENSIVE INCOME (LOSS)						559,436	50,412	39,444	(118,123)	162,684	693,853	(32,612)	661,241
Marketable securities at FVTOCI - changes in fair value	[1]						52,493			(52,493)
Employee benefits remeasurement - defined benefit									(30,612)	30,612
Dividends												(4,988)	(4,988)
Share-based payments				(6,861)	18,437						11,576		11,576
Acquisition of minority shareholders				84,352							84,352	(276,824)	(192,472)
Ending balance, value at Dec. 31, 2019		12,460,471	141,834	51,011	(38,239)	(193,379)	4,454	(356,721)	(176,823)	(4,131,913)	7,760,695	252,726	8,013,421
Comprehensive income (loss)
Losses on foreign currency translation of foreign operations						(207,734)					(207,734)	28,308	(179,426)
Losses on net investment hedge						(277,856)					(277,856)		(277,856)
Unrealized losses in cash flow hedge								(81,500)			(81,500)		(81,500)
Actuarial gains (losses) on pension and post-employment plans									7,589		7,589	(468)	7,121
Income for the year										1,518,492	1,518,492	6,505	1,524,997
SUB-TOTAL COMPREHENSIVE INCOME (LOSS)						(485,590)	2,562	(81,500)	7,589	1,518,492	961,553	34,345	995,898
Marketable securities at FVTOCI - changes in fair value	[1]						2,562				2,562		2,562
Employee benefits remeasurement - defined benefit									(19,393)	19,393
Dividends												(4,458)	(4,458)
Share-based payments				180	20,371						20,551		20,551
Acquisition of minority shareholders	[2]			(50,945)							(50,945)	(54,863)	(105,808)
Acquisition of treasury shares					(106,070)						(106,070)		(106,070)
Ending balance, value at Dec. 31, 2020		12,460,471	141,834	246	(123,938)	(678,969)	7,016	(438,221)	(188,627)	(2,594,028)	8,585,784	227,750	8,813,534
Comprehensive income (loss)
Losses on foreign currency translation of foreign operations						(386,542)					(386,542)	(16,933)	(403,475)
Losses on net investment hedge						(96,555)					(96,555)		(96,555)
Unrealized losses in cash flow hedge								(145,683)			(145,683)	(1,821)	(147,504)
Actuarial gains (losses) on pension and post-employment plans									131,168		131,168	(497)	130,671
Income for the year										419,455	419,455	17,929	437,384
SUB-TOTAL COMPREHENSIVE INCOME (LOSS)						(483,097)	26,030	(145,683)	131,168	419,455	(52,127)	(1,322)	(53,449)
Marketable securities at FVTOCI - changes in fair value	[3]						26,030				26,030		26,030
Employee benefits remeasurement - defined benefit									(9,297)	9,297
Dividends												(80)	(80)
Share-based payments				(8,762)	(3,348)						(12,110)		(12,110)
Acquisition of minority shareholders	[4]			(79,673)							(79,673)	(157,918)	(237,591)
Marketable securities at FVTOCI - realized gain	[3]						(33,046)			33,046
Write-off of put option held by minority shareholders	[5]			20,658							20,658	294,661	315,319
Ending balance, value at Dec. 31, 2021		R$ 12,460,471	R$ 141,834	R$ (67,531)	R$ (127,286)	R$ (1,162,066)		R$ (583,904)	R$ (66,756)	R$ (2,132,230)	R$ 8,462,532	R$ 363,091	R$ 8,825,623

[1]	FVTOCI: Fair Value Through Other Comprehensive Income.
[2]	Acquisition of remaining participation in the subsidiary Al-Wafi (note 1.1 of Consolidated Financial Statements as of December 31, 2020).
[3]	FVTOCI: Fair Value Through Other Comprehensive Income.
[4]	Acquisition of remaining participation in the subsidiary BRF Kuwait WLL (note 1.1.1).
[5]	Recognition in Other Equity Transactions of the difference between the amount of the put option liability held by non-controlling interests and the book value of the non-controlling interest in TBQ Foods GmbH in the amount of R$20,658, and recognition of the Non-controlling Interest on the net assets of TBQ Foods GmbH in the amount of R$294,661, as detailed in note 1.1.3.